Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

March 31, 2021

VIPFINC-QTLY-0521
1.830282.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	20,915	$982,982
VIP Equity-Income Portfolio Initial Class (a)	40,315	1,018,771
VIP Growth & Income Portfolio Initial Class (a)	48,138	1,163,982
VIP Growth Portfolio Initial Class (a)	10,713	1,007,137
VIP Mid Cap Portfolio Initial Class (a)	6,646	284,796
VIP Value Portfolio Initial Class (a)	40,974	747,368
VIP Value Strategies Portfolio Initial Class (a)	23,114	365,661
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,727,786)		5,570,697

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Initial Class (a)	432,062	6,372,911
VIP Overseas Portfolio Initial Class (a)	162,005	4,241,282
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,252,466)		10,614,193

Bond Funds - 57.4%
Fidelity Inflation-Protected Bond Index Fund (a)	889,048	9,663,953
Fidelity Long-Term Treasury Bond Index Fund (a)	146,321	2,010,448
VIP High Income Portfolio Initial Class (a)	305,896	1,618,192
VIP Investment Grade Bond Portfolio Initial Class (a)	2,448,690	33,008,343
TOTAL BOND FUNDS
(Cost $44,622,468)		46,300,936

Short-Term Funds - 22.5%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $18,136,663)	18,136,663	18,136,663
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $73,739,383)		80,622,489
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,999)
NET ASSETS - 100%		$80,613,490

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,276,880	$1,671,149	$1,136,995	$335	$(7,306)	$(139,775)	$9,663,953
Fidelity Long-Term Treasury Bond Index Fund	1,778,565	720,096	200,714	9,865	(15,262)	(272,237)	2,010,448
VIP Contrafund Portfolio Initial Class	934,527	247,257	171,334	47,076	(4,249)	(23,219)	982,982
VIP Emerging Markets Portfolio Initial Class	6,071,802	1,380,223	1,079,482	247,681	21,311	(20,943)	6,372,911
VIP Equity-Income Portfolio Initial Class	986,356	241,043	265,150	34,644	3,614	52,908	1,018,771
VIP Government Money Market Portfolio Initial Class 0.01%	17,515,214	2,755,643	2,134,194	435	--	--	18,136,663
VIP Growth & Income Portfolio Initial Class	1,123,457	272,864	324,042	36,156	9,140	82,563	1,163,982
VIP Growth Portfolio Initial Class	952,179	309,259	162,091	119,564	(7,305)	(84,905)	1,007,137
VIP High Income Portfolio Initial Class	1,543,093	256,140	175,122	13,261	(479)	(5,440)	1,618,192
VIP Investment Grade Bond Portfolio Initial Class	31,619,218	6,382,303	3,557,151	485,579	(62,469)	(1,373,558)	33,008,343
VIP Mid Cap Portfolio Initial Class	272,392	45,133	61,659	1,090	5,044	23,886	284,796
VIP Overseas Portfolio Initial Class	4,043,108	832,762	578,725	128,027	(3,325)	(52,538)	4,241,282
VIP Value Portfolio Initial Class	721,408	137,479	214,553	1,857	26,580	76,454	747,368
VIP Value Strategies Portfolio Initial Class	352,933	62,987	107,949	612	13,155	44,535	365,661
Total	$77,191,132	$15,314,338	$10,169,161	$1,126,182	$(21,551)	$(1,692,269)	$80,622,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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